Leases - Expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease cost - Operating lease cost	$ 2,397	$ 181	$ 7,358	$ 726
Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating cash flows from operating leases	$ 1,937	$ 179	2,477	$ 660
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 64,766
Weighted-average remaining lease term (years) - Operating leases	13 years 7 months 17 days	4 years 3 months 29 days	13 years 10 months 9 days	4 years 6 months 29 days
Weighted-average discount rate - Operating leases	10.48%	10.00%	10.49%	10.00%